Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 — RELATED PARTY TRANSACTIONS

The table below sets forth the related parties and their relationships with the Company as of June 30, 2025:

Name of related party	Relationship with the Company
Jian Chen	Founder and shareholder

	As of June 30,
	2025	2024
Amounts due to related parties, current*
Jian Chen	$-	$457,772
Amounts due to related parties, non-current*
Jian Chen	$490,662	-

*	The balances mainly represent expenses paid on behalf of the Company for daily operations, and the movement of the balance was mainly due to foreign exchange rate fluctuation and a payment for operating activities of $38,400.

Significant transactions with related parties were as follows:

	For the Year Ended June 30,
	2025	2024	2023
Transactions with related parties:*
Jian Chen	$2,100,000	-	$-

*	The Company’s Chief Executive Officer and Director, Mr. Jian Chen, participated in the PIPE Offering on the same terms as other investors and purchased 525,000 ordinary shares and 1,575,000 warrants at the offering price. The transaction was negotiated on an arm-length basis and was approved by the Company’s shareholders and Board of Directors. The CEO’s participation has been disclosed as shareholders’ equity in Note 11.